Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

7 Property, plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2018	5,023	7,183	2,433	14,639
Capital expenditure	25	99	910	1,034
Transfer of assets into use	429	594	(1,023)	–
Disposals and other movements	50	(427)	(14)	(391)
Exchange adjustments	(161)	(353)	(129)	(643)
At 31 December 2018	5,366	7,096	2,177	14,639
Capital expenditure	8	48	940	996
Transfer of assets into use	403	620	(1,023)	–
Disposals and other movements	(236)	(324)	(11)	(571)
Exchange adjustments	(9)	(57)	3	(63)
At 31 December 2019	5,532	7,383	2,086	15,001
Capital expenditure	10	42	874	926
Transfer of assets into use	137	462	(599)	–
Disposals and other movements	(48)	(615)	(18)	(681)
Exchange adjustments	220	466	135	821
At 31 December 2020	5,851	7,738	2,478	16,067
Depreciation and impairment
At 1 January 2018	2,231	4,793	–	7,024
Depreciation charge for the year	202	412	–	614
Impairment charge	150	98	43	291
Disposals and other movements	10	(336)	(43)	(369)
Exchange adjustments	(89)	(253)	–	(342)
At 31 December 2018	2,504	4,714	–	7,218
Depreciation charge for the year	209	438	–	647
Impairment (reversal)/charge	(67)	14	–	(53)
Disposals and other movements	(120)	(313)	–	(433)
Exchange adjustments	(21)	(45)	–	(66)
At 31 December 2019	2,505	4,808	–	7,313
Depreciation charge for the year	227	462	–	689
Impairment (reversal)/charge	(1)	2	12	13
Disposals and other movements	(42)	(606)	(12)	(660)
Exchange adjustments	137	324	–	461
At 31 December 2020	2,826	4,990	–	7,816
Net book value
At 31 December 2018	2,862	2,382	2,177	7,421
At 31 December 2019	3,027	2,575	2,086	7,688
At 31 December 2020	3,025	2,748	2,478	8,251

Impairment charges in 2019 were recognised for Land and buildings and Plant and equipment as a result of the announcement of the closure of the Wedel manufacturing site and the cessation of specific operations in Algeria. These charges were recognised in Cost of sales in 2019.  Impairment reversals were recognised in 2019 of $23m in relation to the Longmont, Colorado manufacturing site (sold in March 2019) and the Boulder, Colorado manufacturing site of $70m (sold in May 2020). These assets had been fully impaired during 2018.

Included within other movements in 2019 is a transfer of $70m from Land and buildings to Assets held for sale in relation to the Boulder manufacturing site.

	2020	2019	2018
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,583	2,657	2,567
Leaseholds	442	370	295